Registration Nos. 333-17217 and 811-07953
AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 17, 2023

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER The Securities Act of 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 170	☒
and/or
REGISTRATION STATEMENT
UNDER The Investment Company Act of 1940	☐
Amendment No. 172	☒
(Check appropriate box or boxes)

EQ ADVISORS TRUST
(formerly 787 Trust)
(Exact name of registrant as specified in charter)

1290 Avenue of the Americas
New York, New York 10104
(Address of principal executive offices)
Registrant’s Telephone Number, including area code: (212) 554-1234

Shane Daly
Executive Vice President, General Counsel and Secretary
Equitable Investment Management Group, LLC
1290 Avenue of the Americas
New York, New York 10104
(Name and address of agent for service)

Please send copies of all communications to:
Mark C. Amorosi, Esq.
K&L Gates LLP
1601 K Street N.W.
Washington, D.C. 20006

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment
Title of Securities Being Registered: Class IA, IB and Class K Shares of Beneficial Interest
It is proposed that this filing will become effective:
☐	immediately upon filing pursuant to paragraph (b)
☒	on August 16, 2023 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a) of Rule 485
if appropriate, check the following box:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EQ ADVISORS TRUST
EXPLANATORY NOTE
This Post-Effective Amendment No. 170 to the Registration Statement on Form N-1A for EQ Advisors Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until August 16, 2023, the effectiveness of Post-Effective Amendment No. 169 (“PEA No. 169”), which was filed with the Commission via EDGAR Accession No. 0001193125-23-136641 on May 5, 2023, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act.
PART A – PROSPECTUS
The Prospectus for EQ/Core Plus Bond Portfolio and the Prospectus for the ten (10) other Portfolios of the Trust are incorporated herein by reference to Part A of PEA No. 169.
PART B – STATEMENT OF ADDITIONAL INFORMATION
The Statement of Additional Information for EQ/Core Plus Bond Portfolio and the Statement of Additional Information for the ten (10) other Portfolios of the Trust are incorporated herein by reference to Part B of PEA No. 169.

PART C: OTHER INFORMATION
Item 28. Exhibits
(a)(1)	Third Amended and Restated Agreement and Declaration of Trust.[72]
(a)(2)	Certificate of Trust.[1]
(a)(2)(i)	Certificate of Amendment to the Certificate of Trust.[2]
(b)	Fourth Amended and Restated By-Laws.[72]
(c)	None, other than Exhibits (a)(1) and (b).
(d)	Investment Advisory Contracts
(d)(1)	Amended and Restated Investment Advisory Agreement dated as of July 16, 2020, between EQ Advisors Trust (the “Trust”) and Equitable Investment Management Group, LLC (“EIM”).[63]
(d)(1)(i)	Amendment No. 1 dated February 1, 2021, to the Amended and Restated Investment Advisory Agreement dated as of July 16, 2020 between the Trust and EIM.[63]
(d)(1)(ii)	Amendment No. 2 dated February 26, 2021, to the Amended and Restated Investment Advisory Agreement dated as of July 16, 2020 between the Trust and EIM.[65]
(d)(1)(iii)	Amendment No. 3 dated June 23, 2021, to the Amended and Restated Investment Advisory Agreement dated as of July 16, 2020 between the Trust and EIM.[66]
(d)(1)(iv)	Amendment No. 4 dated July 22, 2021, to the Amended and Restated Investment Advisory Agreement dated as of July 16, 2020 between the Trust and EIM.[67]
(d)(1)(v)	Amendment No. 5 dated October 1, 2021, to the Amended and Restated Investment Advisory Agreement dated as of July 16, 2020 between the Trust and EIM.[68]
(d)(1)(vi)	Amendment No. 6 dated January 13, 2022 to the Amended and Restated Investment Advisory Agreement dated as of July 16, 2020 between the Trust and EIM.[69]
(d)(1)(vii)	Amendment No. 7 effective as of August 19, 2022 to the Amended and Restated Investment Advisory Agreement dated as of July 16, 2020 between the Trust and EIM.[75]
(d)(1)(viii)	Amendment No. 8 dated as of October 1, 2022 to the Amended and Restated Investment Advisory Agreement dated as of July 16, 2020 between the Trust and EIM.[75]
(d)(1)(ix)	Amendment No. 9 dated as of October 31, 2022 to the Amended and Restated Investment Advisory Agreement dated as of July 16, 2020 between the Trust and EIM.[75]
(d)(1)(x)	Amendment No. 10 dated March 16, 2023, to the Amended and Restated Investment Advisory Agreement dated as of July 16, 2020 between the Trust and EIM. [74]
(d)(1)(xi)	Amendment No. __ dated ______, 2023, to the Amended and Restated Investment Advisory Agreement dated as of July 16, 2020 between the Trust and EIM. (to be filed by subsequent amendment)
(d)(2)(i)	Investment Sub-Advisory Agreement between EIM and T. Rowe Price Associates, Inc. (“T. Rowe Price”) dated as of July 16, 2020.[63]
(d)(2)(ii)	Amendment No. 1 effective as of August 1, 2021, to the Investment Sub-Advisory Agreement between EIM and T. Rowe Price dated as of July 16, 2020.[75]
(d)(3)(i)	Investment Sub-Advisory Agreement between EIM and Massachusetts Financial Services Company (doing business as MFS Investment Management) (“MFS”) dated as of July 16, 2020.[63]
(d)(3)(ii)	Amendment No. 1 dated January 1, 2021, to the Investment Sub-Advisory Agreement between EIM and MFS dated as of July 16, 2020.[62]
(d)(3)(iii)	Amendment No. 2 dated August 18, 2022, to the Investment Sub-Advisory Agreement between EIM and MFS dated as of July 16, 2020.[75]
(d)(4)(i)	Investment Sub-Advisory Agreement between EIM and Morgan Stanley Investment Management Inc. (“MSIM”) dated as of July 16, 2020.[63]

(d)(4)(ii)	Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Company dated July 16, 2020.[65]
(d)(5)(i)	Investment Sub-Advisory Agreement between EIM and J.P. Morgan Investment Management, Inc. (“J.P. Morgan”) dated as of July 16, 2020.[63]
(d)(6)(i)	Investment Sub-Advisory Agreement between EIM and AllianceBernstein L.P. (“AllianceBernstein”) dated as of July 16, 2020.[63]
(d)(6)(ii)	Amendment No. 1 dated December 1, 2020, to the Investment Sub-Advisory Agreement between EIM and AllianceBernstein dated as of July 16, 2020.[62]
(d)(6)(iii)	Amendment No. 2 dated July 30, 2021, to the Investment Sub-Advisory Agreement between EIM and AllianceBernstein dated as of July 16, 2020.[67]
(d)(6)(iv)	Amendment No. 3 effective as of February 15, 2022, to the Investment Sub-Advisory Agreement between EIM and AllianceBernstein dated as of July 16, 2020. [71]
(d)(6)(v)	Amendment No. 4 effective as of March 1, 2022, to the Investment Sub-Advisory Agreement between EIM and AllianceBernstein dated as of July 16, 2020. [71]
(d)(6)(vi)	Amendment No. 5 effective as of October 1, 2022, to the Investment Sub-Advisory Agreement between EIM and AllianceBernstein dated as of July 16, 2020.[75]
(d)(6)(vii)	Amendment No. 6 effective as of April 3, 2023, to the Investment Sub-Advisory Agreement between EIM and AllianceBernstein dated as of July 16, 2020. [74]
(d)(7)(i)	Investment Sub-Advisory Agreement between EIM and Capital International, Inc. (“Capital International”) dated as of July 16, 2020.[63]
(d)(8)(i)	Investment Sub-Advisory Agreement between EIM and Pacific Investment Management Company, LLC (“PIMCO”) dated as of July 16, 2020.[63]
(d)(8)(ii)	Amendment No. 1 effective as of March 21, 2022, to the Investment Sub-Advisory Agreement between EIM and PIMCO dated as of July 16, 2020. [71]
(d)(9)(i)	Investment Sub-Advisory Agreement between EIM and Wellington Management Company, LLP (“Wellington”) dated as of July 16, 2020.[63]
(d)(10)(i)	Investment Sub-Advisory Agreement between EIM and GAMCO Asset Management, Inc. (“GAMCO”) dated as of July 16, 2020.[63]
(d)(10)(ii)	Amendment No. 1 effective as of March 1, 2022, to the Investment Sub-Advisory Agreement between EIM and GAMCO dated as of July 16, 2020. [71]
(d)(11)(i)	Investment Sub-Advisory Agreement between EIM and SSgA Funds Management, Inc. (“SSgA FM”) dated as of July 16, 2020.[63]
(d)(11)(ii)	Amendment No. 1 dated June 23, 2021, to the Investment Sub-Advisory Agreement between EIM and SSgA FM dated as of July 16, 2020.[66]
(d)(12)(i)	Investment Sub-Advisory Agreement between EIM and Lord Abbett & Co. LLC (“Lord Abbett”) dated as of August 1, 2020.[63]
(d)(13)(i)	Investment Sub-Advisory Agreement between EIM and BNY Mellon Investment Adviser, Inc. (“BNY Mellon”) dated as of July 16, 2020.[63]
(d)(14)(i)	Investment Sub-Advisory Agreement between EIM and Franklin Mutual Advisers, LLC (“Franklin Mutual”) dated as of July 16, 2020.[63]
(d)(14)(ii)	Amendment No. 1 dated June 18, 2021, to the Investment Sub-Advisory between EIM and Franklin Mutual dated as of July 16, 2020.[67]
(d)(15)(i)	Investment Sub-Advisory Agreement between EIM and Franklin Advisers, Inc. (“Franklin Advisers”) dated as of July 16, 2020.[63]
(d)(15)(ii)	Amendment No. 1 dated June 18, 2021, to the Investment Sub-Advisory Agreement between EIM and Franklin Advisers dated as of July 16, 2020.[66]

(d)(15)(iii)	Amendment No. 2 effective as of November 11, 2022, to the Investment Sub-Advisory Agreement between EIM and Franklin Advisers dated as of July 16, 2020.[75]
(d)(16)(i)	Amended and Restated Investment Sub-Advisory Agreement between EIM and Franklin Advisers dated August 7, 2021.[67]
(d)(17)(i)	Investment Sub-Advisory Agreement between EIM and BlackRock Investment Management, LLC (“BlackRock Investment”) dated as of July 16, 2020.[63]
(d)(17)(ii)	Amendment No. 1 dated February 1, 2021, to the Investment Sub-Advisory Agreement between EIM and BlackRock Investment dated as of July 16, 2020.[65]
(d)(17)(iii)	Amendment No. 2 dated June 18, 2021, to the Investment Sub-Advisory Agreement between EIM and BlackRock Investment dated as of July 16, 2020.[66]
(d)(18)(i)	Investment Sub-Advisory Agreement between EIM and Invesco Advisers, Inc. (“Invesco”) dated as of July 16, 2020.[63]
(d)(18)(ii)	Amendment No. 1 dated May 1, 2021, to the Investment Sub-Advisory Agreement between EIM and Invesco dated as of July 16, 2020.[65]
(d)(18)(iii)	Amendment No. 2 dated October 1, 2022, to the Investment Sub-Advisory Agreement between EIM and Invesco dated as of July 16, 2020.[75]
(d)(18)(iv)	Amendment No. 3 effective as of November 11, 2022, to the Investment Sub-Advisory Agreement between EIM and Invesco dated as of July 16, 2020.[75]
(d)(18)(v)	Investment Sub-Sub-Advisory Agreement among Invesco Advisers, Inc. and Invesco Asset Management Limited dated as of July 16, 2020.[65]
(d)(19)(i)	Investment Sub-Advisory Agreement between EIM and Harris Associates LP (“Harris Associates”) dated as of July 16, 2020.[63]
(d)(20)(i)	Investment Sub-Advisory Agreement between EIM and EARNEST Partners, LLC (“Earnest”) dated as of July 16, 2020.[63]
(d)(21)(i)	Investment Sub-Advisory Agreement between EIM and AXA Investment Managers US Inc. (formerly AXA Investment Managers, Inc.) (“AXA IM”) dated as of July 16, 2020.[63]
(d)(21)(ii)	Amendment No. 1 dated April 12, 2021, to the Investment Sub-Advisory Agreement between EIM and AXA IM dated as of July 16, 2020.[62]
(d)(21)(iii)	Amendment No. 2 dated April 30, 2021, to the Investment Sub-Advisory Agreement between EIM and AXA IM dated as of July 16, 2020.[66]
(d)(21)(iv)	Amendment No. 3 effective as of January 1, 2022, to the Investment Sub-Advisory Agreement between EIM and AXA IM dated as of July 16, 2020.[69]
(d)(21)(v)	Amendment No. 4 effective as of March 21, 2022, to the Investment Sub-Advisory Agreement between EIM and AXA IM dated as of July 16, 2020. [71]
(d)(21)(vi)	Amendment No. 5 effective as of November 4, 2022, to the Investment Sub-Advisory Agreement between EIM and AXA IM dated as of July 16, 2020.[75]
(d)(21)(vii)	Amendment No. __ effective as of ______, 2023, to the Investment Sub-Advisory Agreement between EIM and AXA IM dated as of July 16, 2020. (to be filed by subsequent amendment)
(d)(22)(i)	Investment Sub-Advisory Agreement between EIM and Diamond Hill Capital Management, Inc. (“Diamond Hill”) dated as of July 16, 2020.[63]
(d)(23)(i)	Investment Sub-Advisory Agreement between EIM and BlackRock Financial Management, Inc. (“BlackRock Financial”), dated as of July 16, 2020.[63]
(d)(24)(i)	Investment Sub-Advisory Agreement between EIM and ClearBridge Investments LLC (“ClearBridge”) dated as of July 31, 2020.[63]
(d)(24)(ii)	Amendment No. 1 effective March 21, 2022, to the Investment Sub-Advisory Agreement between EIM and ClearBridge dated as of July 31, 2020. [71]

(d)(24)(iii)	Amendment No. 2 effective as of August 31, 2022, to the Investment Sub-Advisory Agreement between EIM and ClearBridge dated as of July 31, 2020.[75]
(d)(25)(i)	Investment Sub-Advisory Agreement between EIM and Horizon Kinetics Asset Management, LLC (“Horizon Kinetics”) dated as of July 16, 2020.[63]
(d)(26)(i)	Investment Sub-Advisory Agreement between EIM and Westfield Capital Management Company (“Westfield”) dated as of July 16, 2020.[63]
(d)(27)(i)	Investment Sub-Advisory Agreement between EIM and Post Advisory Group, LLC (“Post”) dated as of July 16, 2020.[63]
(d)(28)(i)	Investment Sub-Advisory Agreement between EIM and DoubleLine Capital L.P. (“DoubleLine”), dated as of July 16, 2020.[63]
(d)(29)(i)	Investment Sub-Advisory Agreement between EIM and Goldman Sachs Asset Management, L.P. (“Goldman”) dated as of July 16, 2020.[63]
(d)(29)(ii)	Amendment No. 1 effective October 1, 2022, to the Investment Sub-Advisory Agreement between EIM and Goldman dated as of July 16, 2020.[75]
(d)(30)(i)	Investment Sub-Advisory Agreement between EIM and Loomis, Sayles & Company, L.P. (“Loomis”) dated as of July 16, 2020.[63]
(d)(30)(ii)	Amendment No. 1 dated April 12, 2021, to the Investment Sub-Advisory Agreement between EIM and Loomis dated as of July 16, 2020.[62]
(d)(30)(iii)	Amendment No. 2 dated April 30, 2021, to the Investment Sub-Advisory Agreement between EIM and Loomis dated as of July 16, 2020.[66]
(d)(30)(iv)	Amendment No. __ dated ______, 2023, to the Investment Sub-Advisory Agreement between EIM and Loomis dated as of July 16, 2020. (to be filed by subsequent amendment)
(d)(31)(i)	Investment Sub-Advisory Agreement between EIM and Federated Global Investment Management Corp. (“Federated”) dated as of July 16, 2020.[63]
(d)(32)(i)	Investment Sub-Advisory Agreement between EIM and Vaughan Nelson Investment Management (“Vaughan Nelson”) dated as of July 16, 2020.[63]
(d)(33)(i)	Investment Sub-Advisory Agreement between EIM and HS Management Partners, LLC (“HS Management”) dated as of July 16, 2020.[63]
(d)(34)(i)	Investment Sub-Advisory Agreement between EIM and Polen Capital Management, LLC (“Polen Capital”) dated as of July 16, 2020.[63]
(d)(35)(i)	Investment Sub-Advisory Agreement between EIM and Janus Capital Management LLC (“Janus Capital”) dated as of July 16, 2020.[63]
(d)(35)(ii)	Amendment No. 1 dated as of July 12, 2022, to the Investment Sub-Advisory Agreement between EIM and Janus Capital dated as of July 16, 2020.[75]
(d)(36)(i)	Investment Sub-Advisory Agreement between EIM and Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) dated as of November 17, 2020.[63]
(d)(37)(i)	Investment Sub-Advisory Agreement between EIM and American Century Investment Management, Inc. (“American Century”) dated as of July 16, 2020.[63]
(d)(38)(i)	Amended and Restated Investment Sub-Advisory Agreement between EIM and FIAM LLC (“FIAM”) dated as of February 10, 2023.[75]
(d)(39)(i)	Investment Sub-Sub-Advisory Agreement dated as of February 10, 2023 by and between FIAM and FIL Investment Advisors (“FIA”).[75]
(d)(40)(i)	Investment Sub-Sub-Sub Advisory Agreement dated as of February 10, 2023 by and between FIA and FIL Investment Advisors (UK) Limited.[75]
(d)(41)(i)	Sub-Subadvisory Agreement dated as of July 12, 2022 by and between FIAM and Fidelity Management & Research (Hong Kong) Limited.[75]

(d)(42)(i)	Investment Sub-Advisory Agreement between EIM and Lazard Asset Management LLC (“Lazard”) dated as of August 1, 2020.[63]
(d)(43)(i)	Investment Sub-Advisory Agreement between EIM and 1832 Asset Management U.S. Inc. (“1832 Asset Management”) dated as of July 16, 2020.[63]
(d)(44)(i)	Investment Sub-Advisory Agreement between EIM and GQG Partners LLC (“GQG Partners”) dated as of July 1, 2020.[63]
(d)(45)(i)	Investment Sub-Advisory Agreement between EIM and Aristotle Capital Management, LLC (“Aristotle”) dated February 1, 2021.[62]
(d)(46)(i)	Investment Sub-Advisory Agreement between EIM and Brandywine Global Investment Management, LLC (“Brandywine”) dated ______, 2023. (to be filed by subsequent amendment)
(e)	Underwriting Contracts
(e)(1)(i)	Distribution Agreement between the Trust and Equitable Distributors, LLC (“EDL”), dated as of July 16, 2020, with respect to Class IB shares.[63]
(e)(1)(ii)	Amendment No. 1 dated February 1, 2021, to the Distribution Agreement dated July 16, 2020, between the Trust and EDL with respect to Class IB shares.[63]
(e)(1)(iii)	Amendment No. 2 dated February 26, 2021, to the Distribution Agreement dated July 16, 2020, between the Trust and EDL with respect to Class IB Shares.[65]
(e)(1)(iv)	Amendment No. 3 dated July 22, 2021, to the Distribution Agreement dated July 16, 2020, between the Trust and EDL with respect to Class IB shares.[67]
(e)(1)(v)	Amendment No. 4 dated as of January 13, 2022, to the Distribution Agreement dated July 16, 2020, between the Trust and EDL with respect to Class IB shares. [71]
(e)(1)(vi)	Amendment No. 5 dated as of August 8, 2022, to the Distribution Agreement dated July 16, 2020, between the Trust and EDL with respect to Class IB shares.[75]
(e)(1)(vii)	Amendment No. 6 dated as of October 31, 2022, to the Distribution Agreement dated July 16, 2020, between the Trust and EDL with respect to Class IB shares.[75]
(e)(1)(viii)	Amendment No. 7 dated as of March 16, 2023, to the Distribution Agreement dated July 16, 2020, between the Trust and EDL with respect to Class IB shares. [74]
(e)(1)(ix)	Amendment No. __ dated as of ______, 2023, to the Distribution Agreement dated July 16, 2020, between the Trust and EDL with respect to Class IB shares. (to be filed by subsequent amendment)
(e)(2)(i)	Distribution Agreement between the Trust and EDL dated as of July 16, 2020, with respect to Class K shares.[63]
(e)(2)(ii)	Amendment No. 1 dated February 1, 2021, to the Distribution Agreement dated July 16, 2020, between the Trust and EDL with respect to Class K shares.[63]
(e)(2)(iii)	Amendment No. 2 dated February 26, 2021, to the Distribution Agreement dated July 16, 2020, between the Trust and EDL with respect to Class K shares.[65]
(e)(2)(iv)	Amendment No. 3 dated July 22, 2021, to the Distribution Agreement dated July 16, 2020, between the Trust and EDL with respect to Class K shares.[67]
(e)(2)(v)	Amendment No. 4 dated as of January 13, 2022, to the Distribution Agreement dated July 16, 2020, between the Trust and EDL with respect to Class K shares. [71]
(e)(2)(vi)	Amendment No. 5 dated as of August 8, 2022, to the Distribution Agreement dated July 16, 2020, between the Trust and EDL with respect to Class K shares.[75]
(e)(2)(vii)	Amendment No. 6 dated as of October 31, 2022, to the Distribution Agreement dated July 16, 2020, between the Trust and EDL with respect to Class K shares.[75]
(e)(2)(viii)	Amendment No. 7 dated as of March 16, 2023, to the Distribution Agreement dated July 16, 2020, between the Trust and EDL with respect to Class K shares. [74]
(e)(2)(ix)	Amendment No. __ dated as of ______, 2023, to the Distribution Agreement dated July 16, 2020, between the Trust and EDL with respect to Class K shares. (to be filed by subsequent amendment)

(e)(3)(i)	Distribution Agreement between the Trust and EDL dated as of July 16, 2020, with respect to Class IA shares.[63]
(e)(3)(ii)	Amendment No. 1 dated February 1, 2021, to the Distribution Agreement dated July 16, 2020, between the Trust and EDL with respect to Class IA shares.[63]
(e)(3)(iii)	Amendment No. 2 dated February 26, 2021, to the Distribution Agreement dated July 16, 2020, between the Trust and EDL with respect to Class IA shares.[65]
(e)(3)(iv)	Amendment No. __ dated as of ______, 2023, to the Distribution Agreement dated July 16, 2020, between the Trust and EDL with respect to Class IA shares. (to be filed by subsequent amendment)
(f)	Form of Deferred Compensation Plan.[3]
(g)	Custodian Agreements
(g)(1)(i)	Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[5]
(g)(1)(ii)	Amendment No. 1 dated May 2, 2003, to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.[7]
(g)(1)(iii)	Amendment No. 2 dated July 8, 2004, to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.[8]
(g)(1)(iv)	Amendment No. 3 dated September 13, 2004, to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.[8]
(g)(1)(v)	Amendment No. 4 dated May 1, 2005, to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.[10]
(g)(1)(vi)	Amendment No. 5 dated September 30, 2005, to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.[11]
(g)(1)(vii)	Amendment No. 6 dated August 1, 2006, to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.[14]
(g)(1)(viii)	Amendment No. 7 dated May 1, 2007, to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.[15]
(g)(1)(ix)	Amendment No. 8 dated April 1, 2007, to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.[16]
(g)(1)(x)	Amendment No. 9 dated January 1, 2008, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[17]
(g)(1)(xi)	Amendment No. 10 dated May 1, 2008, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[20]
(g)(1)(xii)	Amendment No. 11 dated July 1, 2008, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[20]
(g)(1)(xiii)	Amendment No. 12 dated January 1, 2009, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[21]
(g)(1)(xiv)	Amendment No. 13 dated May 1, 2009, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[22]
(g)(1)(xv)	Amendment No. 14 dated as of September 29, 2009, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[24]
(g)(1)(xvi)	Amendment No. 15 dated as of October 1, 2009, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[24]
(g)(1)(xvii)	Amendment No. 16 dated as of August 16, 2010, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[27]
(g)(1)(xviii)	Amendment No. 17 dated as of December 15, 2010, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[27]

(g)(1)(xix)	Amendment No. 18 dated as of December 7, 2010, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[28]
(g)(1)(xx)	Amendment No. 19 dated as of May 1, 2011, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[29]
(g)(1)(xxi)	Amendment No. 20 dated as of July 12, 2011, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[29]
(g)(1)(xxii)	Amendment No. 21 dated as of April 30, 2012, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[34]
(g)(1)(xxiii)	Amendment No. 22 dated as of June 1, 2013, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[39]
(g)(1)(xxiv)	Amendment No. 23 dated as of October 21, 2013, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[39]
(g)(1)(xxv)	Amendment No. 24 dated as of April 4, 2014, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[43]
(g)(1)(xxvi)	Amendment No. 25 dated as of June 1, 2014, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[43]
(g)(1)(xxvii)	Amendment No. 26 dated as of July 16, 2014, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[44]
(g)(1)(xxviii)	Amendment No. 27 dated as of April 30, 2015, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[46]
(g)(1)(xxvix)	Amendment No. 28 dated as of December 21, 2015, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[48]
(g)(1)(xxx)	Amendment No. 29 dated as of December 9, 2016, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[51]
(g)(1)(xxxi)	Amendment No. 30 dated as of May 1, 2017, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[52]
(g)(1)(xxxii)	Amendment No. 31 dated as of November 1, 2017, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[54]
(g)(1)(xxxiii)	Amendment No. 32 dated as of February 21, 2018, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[56]
(g)(1)(xxxiv)	Amendment No. 33 dated as of June 14, 2018, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[56]
(g)(1)(xxxv)	Amendment No. 34 dated as of December 6, 2018, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[59]
(g)(1)(xxxvi)	Amendment No. 35 dated as of February 19, 2019, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[59]
(g)(1)(xxxvii)	Amendment No. 36 dated as of July 16, 2020, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[63]
(g)(1)(xxxviii)	Amendment No. 37 dated as of January 1, 2021, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[66]
(g)(1)(xxxix)	Amendment No. 38 dated as of April 12, 2021, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[66]
(g)(1)(xl)	Amendment No. 39 dated as of July 16, 2021, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[67]
(g)(1)(xli)	Amendment No. 40 dated as of January 24, 2022, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [71]

(g)(1)(xlii)	Amendment No. 41 dated as of August 19, 2022, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[75]
(g)(1)(xliii)	Amendment No. 42 dated as of November 17, 2022, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[75]
(g)(1)(xliv)	Amendment No. 43 dated as of March 16, 2023, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [74]
(g)(1)(xlv)	Amendment No. __ dated as of ______, 2023, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. (to be filed by subsequent amendment)
(h)	Other Material Contracts
(h)(1)(i)	Mutual Funds Service Agreement dated January 1, 2023, between the Trust, Equitable Investment Management, LLC (“Administrator”), Equitable Financial Investment Management, LLC (“EFIM”) and EIM.[73]
(h)(1)(ii)	Amendment No. 1 dated as of March 16, 2023, to the Mutual Funds Service Agreement dated January 1, 2023, between the Trust, the Administrator, EFIM and EIM. [74]
(h)(1)(iii)	Amendment No. __ dated as of ______, 2023, to the Mutual Funds Service Agreement dated January 1, 2023, between the Trust, the Administrator, EFIM and EIM. (to be filed by subsequent amendment)
(h)(2)(i)	Expense Limitation Agreement dated January 1, 2023, between the Trust, the Administrator and EIM.[73]
(h)(2)(ii)	Amendment No. 1 dated March 16, 2023, to the Expense Limitation Agreement dated January 1, 2023, between the Trust, the Administrator and EIM. [74]
(h)(2)(iii)	Amendment No. __ dated as of ______, 2023, to the Expense Limitation Agreement dated January 1, 2023, between the Trust, the Administrator and EIM. (to be filed by subsequent amendment)
(h)(4)(i)	Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, EIM and AXA Distributors dated May 23, 2012.[38]
(h)(4)(ii)	Amendment No. 1 dated as of June 4, 2013, to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, EIM and AXA Distributors dated May 23, 2012.[39]
(h)(4)(iii)	Amendment No. 2 dated as of October 21, 2013, to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, EIM and AXA Distributors dated May 23, 2012.[39]
(h)(4)(iv)	Amendment No. 3 dated as of April 4, 2014, to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, EIM and AXA Distributors dated May 23, 2012.[43]
(h)(4)(v)	Amendment No. 4 dated as of June 1, 2014, to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, EIM and AXA Distributors dated May 23, 2012.[43]
(h)(4)(vi)	Amendment No. 5 dated as of July 16, 2014, to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, EIM and AXA Distributors dated May 23, 2012.[44]
(h)(4)(vii)	Amendment No. 6 dated as of April 30, 2015, to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, EIM and AXA Distributors dated May 23, 2012.[45]
(h)(4)(viii)	Amendment No. 7 dated as of December 21, 2015, to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, EIM and AXA Distributors dated May 23, 2012.[48]
(h)(4)(ix)	Amendment No. 8 dated as of December 9, 2016, to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, EIM and AXA Distributors dated May 23, 2012.[51]
(h)(4)(x)	Amendment No. 9 dated as of May 1, 2017, to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, EIM and AXA Distributors dated May 23, 2012.[52]
(h)(4)(xi)	Amendment No. 10 dated as of November 1, 2017, to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, EIM and AXA Distributors dated May 23, 2012.[53]
(h)(4)(xii)	Amendment No. 11 dated as of July 12, 2018, to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, EIM and AXA Distributors dated May 23, 2012.[56]
(h)(4)(xiii)	Amendment No. 12 dated as of December 6, 2018, to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, EIM and AXA Distributors dated May 23, 2012.[59]

(h)(4)(xiv)	Amendment No. 13 dated as of July 16, 2020, to the Second Amended and Restated Participation Agreement among the Trust, Equitable, EIM and EDL dated May 23, 2012.[63]
(h)(4)(xv)	Amendment No. 14 dated as of February 1, 2021, to the Second Amended and Restated Participation Agreement among the Trust, Equitable, EIM and EDL ated May 23, 2012.[63]
(h)(4)(xvi)	Amendment No. 15 dated as of February 26, 2021, to the Second Amended and Restated Participation Agreement among the Trust, Equitable, EIM and EDL dated May 23, 2012.[65]
(h)(4)(xvii)	Amendment No. 16 dated as of July 22, 2021, to the Second Amended and Restated Participation Agreement among the Trust, Equitable, EIM and EDL dated May 23, 2012.[67]
(h)(4)(xviii)	Amendment No. 17 dated as of January 13, 2022, to the Second Amended and Restated Participation Agreement among the Trust, Equitable, EIM and EDL dated May 23, 2012. [71]
(h)(4)(xix)	Amendment No. 18 effective as of August 19, 2022, to the Second Amended and Restated Participation Agreement among the Trust, Equitable, EIM and EDL dated May 23, 2012.[75]
(h)(4)(xx)	Amendment No. 19 dated as of November 17, 2022, to the Second Amended and Restated Participation Agreement among the Trust, Equitable, EIM and EDL dated May 23, 2012.[75]
(h)(4)(xxi)	Amendment No. 20 dated as of March 16, 2023, to the Second Amended and Restated Participation Agreement among the Trust, Equitable, EIM and EDL dated May 23, 2012. [74]
(h)(4)(xxii)	Amendment No. __ dated as of ______, 2023, to the Second Amended and Restated Participation Agreement among the Trust, Equitable, EIM and EDL dated May 23, 2012. (to be filed by subsequent amendment)
(h)(5)(i)	Second Amended and Restated Retirement Plan Participation Agreement among the Trust, AXA Distributors, the AXA Equitable 401(k) Plan and AXA Equitable dated April 26, 2012.[36]
(h)(5)(ii)
Amendment No. 1 dated as of September 1, 2014, to the Second Amended and Restated Retirement Plan Participation
Agreement among the Trust, AXA Distributors, the AXA Equitable 401(k) Plan and AXA Equitable dated April 26,
2012.[44]

(h)(5)(iii)
Amendment No. 2 dated as of April 30, 2015, to the Second Amended and Restated Retirement Plan Participation
Agreement among the Trust, AXA Distributors, the AXA Equitable 401(k) Plan and AXA Equitable dated April 26,
2012.[46]

(h)(5)(iv)
Amendment No. 3 dated as of May 1, 2017, to the Second Amended and Restated Retirement Plan Participation
Agreement among the Trust, AXA Distributors, the AXA Equitable 401(k) Plan and AXA Equitable dated April 26,
2012.[62]

(h)(5)(v)
Amendment No. 4 dated as of February 1, 2021, to the Second Amended and Restated Retirement Plan Participation
Agreement among the Trust, EDL, the Equitable 401(k) Plan and Equitable dated April 26, 2012.[62]

(h)(6)(i)	Participation Agreement among the Trust, MONY Life Insurance Company (“MONY”) and AXA Distributors effective as of October 1, 2013.[40]
(h)(6)(ii)	Amendment No. 1 dated as of April 4, 2014, to the Participation Agreement among the Trust, MONY and AXA Distributors effective as of October 1, 2013.[43]
(h)(6)(iii)	Amendment No. 2 dated as of June 1, 2014, to the Participation Agreement among the Trust, MONY and AXA Distributors effective as of October 1, 2013.[43]
(h)(6)(iv)	Amendment No. 3 dated as of July 16, 2014, to the Participation Agreement among the Trust, MONY and AXA Distributors effective as of October 1, 2013.[44]
(h)(6)(v)	Amendment No. 4 dated as of April 30, 2015, to the Participation Agreement among the Trust, MONY, and AXA Distributors effective as of October 1, 2013.[47]
(h)(6)(vi)	Amendment No. 5 dated as of December 9, 2016, to the Participation Agreement among the Trust, MONY, and AXA Distributors effective as of October 1, 2013.[51]
(h)(6)(vii)	Amendment No. 6 dated as of May 1, 2017, to the Participation Agreement among the Trust, MONY and AXA Distributors effective as of October 1, 2013.[54]
(h)(6)(viii)	Amendment No. 7 dated as of July 13, 2018, to the Participation Agreement among the Trust, MONY and AXA Distributors effective as of October 1, 2013.[56]

(h)(6)(ix)	Amendment No. 8 dated July 16, 2020, to the Participation Agreement among the Trust, MONY and EDL effective as of October 1, 2013.[63]
(h)(6)(x)	Amendment No. 9 dated July 22, 2021, to the Participation Agreement among the Trust, MONY and EDL effective as of October 1, 2013.[67]
(h)(7)(i)	Amended and Restated Participation Agreement among the Trust, MONY Life Insurance Company of America (“MLOA”) and AXA Distributors dated as of May 23, 2012.[40]
(h)(7)(ii)	Amendment No. 1 dated as of June 4, 2013, to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012.[40]
(h)(7)(iii)	Amendment No. 2 dated as of October 21, 2013, to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012.[40]
(h)(7)(iv)	Amendment No. 3 dated as of November 1, 2013, to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012.[42]
(h)(7)(v)	Amendment No. 4 dated as of April 4, 2014, to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012.[43]
(h)(7)(vi)	Amendment No. 5 dated as of June 1, 2014, to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012.[43]
(h)(7)(vii)	Amendment No. 6 dated as of July 16, 2014, to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012.[44]
(h)(7)(viii)	Amendment No. 7 dated as of April 30, 2015, to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012.[45]
(h)(7)(ix)	Amendment No. 8 dated as of December 21, 2015, to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012.[48]
(h)(7)(x)	Amendment No. 9 dated as of December 9, 2016, to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012.[51]
(h)(7)(xi)	Amendment No. 10 dated as of May 1, 2017, to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012.[52]
(h)(7)(xii)	Amendment No. 11 dated as of November 1, 2017, to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012.[53]
(h)(7)(xiii)	Amendment No. 12 dated as of July 12, 2018, to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012.[56]
(h)(7)(xiv)	Amendment No. 13 dated as of December 6, 2018, to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012.[59]
(h)(7)(xv)
Amendment No. 14 dated as of July 16, 2020, to the Amended and Restated Participation Agreement among the Trust,
Equitable Financial Life Insurance Company of America (“EFLOA”) (formerly, MONY Life Insurance Company of
America) and EDL dated as of May 23, 2012.[63]

(h)(7)(xvi)	Amendment No. 15 dated as of February 1, 2021, to the Amended and Restated Participation Agreement among the Trust, EFLOA and EDL dated as of May 23, 2012.[63]
(h)(7)(xvii)	Amendment No. 16 dated as of February 26, 2021, to the Amended and Restated Participation Agreement among the Trust, EFLOA and EDL dated as of May 23, 2012.[65]
(h)(7)(xviii)	Amendment No. 17 dated as of July 22, 2021, to the Amended and Restated Participation Agreement among the Trust, EFLOA and EDL dated as of May 23, 2012.[67]
(h)(7)(xix)	Amendment No. 18 dated as of January 13, 2022, to the Amended and Restated Participation Agreement among the Trust, EFLOA and EDL dated as of May 23, 2012. [71]
(h)(7)(xx)	Amendment No. 19 dated as of August 19, 2022, to the Amended and Restated Participation Agreement among the Trust, EFLOA and EDL dated as of May 23, 2012.[75]
(h)(7)(xxi)	Amendment No. 20 dated as of November 17, 2022, to the Amended and Restated Participation Agreement among the Trust, EFLOA and EDL dated as of May 23, 2012.[75]

(h)(7)(xxii)	Amendment No. 21 dated as of March 16, 2023, to the Amended and Restated Participation Agreement among the Trust, EFLOA and EDL dated as of May 23, 2012. [74]
(h)(7)(xxiii)	Amendment No. __ dated as of ______, 2023, to the Amended and Restated Participation Agreement among the Trust, EFLOA and EDL dated as of May 23, 2012. (to be filed by subsequent amendment)
(h)(8)(i)	Securities Lending Agreement dated April 11, 2016, with JPMorgan Chase Bank National Association.[68]
(h)(8)(ii)	Amendment No. 1 dated as of October 18, 2021, to the Securities Lending Agreement with JPMorgan Chase Bank National Association.[68]
(h)(8)(iii)	Amendment No. 2 effective as of March 16, 2022, to the Securities Lending Agreement with JPMorgan Chase Bank National Association. [71]
(h)(8)(iv)	Amendment No. 3 effective as of July 11, 2022, to the Securities Lending Agreement with JPMorgan Chase Bank National Association.[75]
(h)(8)(v)	Amendment No. 4 effective as of August 19, 2022, to the Securities Lending Agreement with JPMorgan Chase Bank National Association.[75]
(h)(8)(vi)	Amendment No. 5 dated as of November 17, 2022, to the Securities Lending Agreement with JPMorgan Chase Bank National Association.[75]
(h)(8)(vii)	Amendment No. 6 dated as of March 16, 2023, to the Securities Lending Agreement with JPMorgan Chase Bank National Association. [74]
(h)(8)(viii)	Amendment No. __ dated as of ______, 2023, to the Securities Lending Agreement with JPMorgan Chase Bank National Association. (to be filed by subsequent amendment)
(h)(9)(i)	Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, 1290 Funds and AB Cap Fund, Inc. [71]
(h)(9)(ii)	Amendment No. 1 dated October 18, 2022 to the Fund of Funds Investment Agreement dated as of January 19, 2022 among the Trust, 1290 Funds and AB Cap Fund, Inc.[75]
(h)(9)(iii)	Amendment No. 2 dated March 16, 2023 to the Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, 1290 Funds and AB Cap Fund, Inc.[75]
(h)(10)(i)
Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, 1290 Funds and BlackRock ETF
Trust, BlackRock ETF Trust II, iShares Trust, iShares, Inc., and iShares U.S. ETF Trust. [71]

(h)(10)(ii)
Amendment No. 1 dated October 18, 2022 to the Fund of Funds Investment Agreement dated as of January 19, 2022 among the Trust, 1290 Funds, BlackRock ETF Trust, BlackRock ETF Trust II, iShares Trust, iShares, Inc. and iShares
U.S. ETF Trust.[75]

(h)(10)(iii)
Amendment No. 2 dated March 16, 2023 to the Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, 1290 Funds, BlackRock ETF Trust, BlackRock ETF Trust II, iShares Trust, iShares, Inc. and iShares
U.S. ETF Trust.[75]

(h)(11)(i)
Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, 1290 Funds and The Bank of
New York Mellon, solely in its capacity as Trustee and on behalf of the SPDR S&P MidCap 400 ETF Trust. [74]

(h)(11)(ii)
Amendment No. 1 dated October 18, 2022 to the Fund of Funds Investment Agreement dated as of January 19, 2022 among the Trust, 1290 Funds and The Bank of New York Mellon, solely in its capacity as Trustee and on behalf of the
SPDR S&P MidCap 400 ETF Trust.[75]

(h)(11)(iii)
Amendment No. 2 dated March 16, 2023 to the Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, 1290 Funds and The Bank of New York Mellon, solely in its capacity as Trustee and on behalf of the
SPDR S&P MidCap 400 ETF Trust.[75]

(h)(12)(i)	Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, 1290 Funds and IndexIQ ETF Trust. [71]
(h)(12)(ii)	Amendment No. 1 dated October 18, 2022 to the Fund of Funds Investment Agreement dated as of January 19, 2022 among the Trust, 1290 Funds and IndexIQ ETF Trust.[75]
(h)(12)(iii)	Amendment No. 2 dated March 16, 2023 to the Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, 1290 Funds and IndexIQ ETF Trust.[75]

(h)(13)(i)
Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, 1290 Funds and the Invesco
Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust,
Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity
Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust. [71]

(h)(13)(ii)
Amendment No. 1 dated October 18, 2022 to the Funds of Funds Investment Agreement dated as of January 19, 2022, among the Trust, 1290 Funds and Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II,
Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco
Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund
Trust.[75]

(h)(13)(iii)
Form of Amendment No. 2 dated March 16, 2023 to the Funds of Funds Investment Agreement dated as of January 19,
2022, among the Trust, 1290 Funds and Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust
II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco
Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust.
[74]

(h)(14)(i)	Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, 1290 Funds and the J.P. Morgan Exchange-Traded Fund Trust. [71]
(h)(14)(ii)	Amendment No. 1 dated October 18, 2022 to the Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, 1290 Funds and J.P. Morgan Exchange-Traded Fund Trust.[75]
(h)(14)(iii)	Amendment No. 2 dated March 16, 2023 to the Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, 1290 Funds and the J.P. Morgan Exchange-Traded Fund Trust.[75]
(h)(15)(i)	Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, 1290 Funds and ProShares Trust. [71]
(h)(15)(ii)	Amendment No. 1 dated October 28, 2022 to the Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, 1290 Funds and ProShares Trust.[75]
(h)(15)(iii)	Form of Amendment No. 2 dated March 16, 2023 to the Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, 1290 Funds and ProShares Trust. [74]
(h)(16)(i)	Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, 1290 Funds and The Select Sector SPDR Trust. [71]
(h)(16)(ii)	Amendment No. 1 dated October 18, 2022 to the Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, 1290 Funds and The Select Sector SPDR Trust.[75]
(h)(16)(iii)	Form of Amendment No. 2 dated March 16, 2023 to the Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, 1290 Funds and The Select Sector SPDR Trust. [74]
(h)(17)(i)	Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, 1290 Funds and SPDR Series Trust, SPDR Index Shares Funds and SSGA Active Trust. [71]
(h)(17)(ii)
Amendment No. 1 dated October 18, 2022 to the Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, 1290 Funds, SPDR Series Trust, SPDR Index Shares Funds and SSGA Active Trust.[75]

(h)(17)(iii)
Form of Amendment No. 2 dated March 16, 2023 to the Fund of Funds Investment Agreement dated as of January 19,
2022, among the Trust, 1290 Funds, SPDR Series Trust, SPDR Index Shares Funds and SSGA Active Trust. [74]

(h)(18)(i)	Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, 1290 Funds and SPDR S&P 500 ETF Trust and SPDR Dow Jones Industrial Average ETF Trust. [71]
(h)(18)(ii)
Amendment No. 1 dated October 18, 2022 to the Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, 1290 Funds, SPDR S&P 500 ETF Trust and SPDR Dow Jones Industrial Average ETF Trust.[75]

(h)(18)(iii)
Form of Amendment No. 2 dated March 16, 2023 to the Fund of Funds Investment Agreement dated as of January 19,
2022, among the Trust, 1290 Funds, SPDR S&P 500 ETF Trust and SPDR Dow Jones Industrial Average ETF Trust.
[74]

(h)(19)(i)	Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, 1290 Funds and certain Vanguard Funds. [71]
(h)(19)(ii)	Amended Schedule A dated October 28, 2022 to the Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, 1290 Funds and Vanguard Funds.[75]

(h)(19)(iii)	Schedule A dated March 16, 2023 to the Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, 1290 Funds and Vanguard Funds. [74]
(h)(20)(i)	Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, 1290 Funds and WisdomTree Trust. [71]
(h)(20)(ii)	Amendment No. 1 dated October 18, 2022 to the Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, 1290 Funds and WisdomTree Trust.[75]
(h)(20)(iii)	Amendment No. 2 dated March 16, 2023 to the Fund of Funds Investment Agreement dated as of January 19, 2022, among the Trust, 1290 Funds and WisdomTree Trust.[75]
(h)(21)(i)	Fund of Funds Investment Agreement dated as of February 8, 2023, among the Trust, 1290 Funds and Litman Gregory Funds Trust. [74]
(h)(22)(i)	Fund of Funds Investment Agreement dated as of January 1, 2023, between the Trust and 1290 Funds.[75]
(i)	Legal Opinion
(i)(1)	Opinion and Consent of K&L Gates LLP. (to be filed by subsequent amendment)
(j)	Other Consents
(j)(1)	Consent of Independent Registered Public Accounting Firm. (to be filed by subsequent amendment)
(k)	None
(l)	None
(m)	Distribution Plans
(m)(1)	Amended and Restated Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class IB shares adopted as of July 14, 2010. (to be filed by subsequent amendment)
(m)(2)	Amended and Restated Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class IA shares adopted as of July 12, 2010. (to be filed by subsequent amendment)
(n)	Multiple Class Plan
(n)(1)	Revised Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act.[68]
(p)	Codes of Ethics
(p)(1)	Code of Ethics of the Trust, the Administrator, EIM and Equitable Distributors, revised as of June 2023. (filed herewith)
(p)(2)	Revised Code of Business Conduct and Ethics of AllianceBernstein, revised January 2023. [74]
(p)(3)	Revised Code of Ethics of Capital International, revised December 2022.[75]
(p)(4)	Code of Ethics of J.P. Morgan, revised July 21, 2022.[75]
(p)(5)	Code of Ethics of MFS, revised December 8, 2022.[75]
(p)(6)	Code of Ethics of MSIM, revised as of December 15, 2022.[75]
(p)(7)	Code of Ethics of T. Rowe Price, revised as of March 7, 2022.[75]
(p)(8)	Code of Ethics of PIMCO, revised as of November 22, 2021. [71]
(p)(9)	Code of Ethics of Wellington, revised November 2022.[75]
(p)(10)	Code of Ethics of GAMCO, revised as of March 15, 2018.[59]
(p)(11)	Revised Code of Ethics of SSgA FM, revised March 31, 2022.[75]
(p)(12)	Revised Code of Ethics of Lord Abbett, revised February 2020.[64]
(p)(13)	Personal Securities Trading Policy of BNY Mellon, effective March 31, 2021. [71]
(p)(14)	Personal Investments and Insider Trading Policy of Franklin Templeton, revised December 27, 2021. [71]

(p)(15)	Global Personal Trading Policy of BlackRock, revised as of September 28, 2021. [71]
(p)(16)	Code of Ethics of Invesco, revised as of January 11, 2022.[75]
(p)(17)	Code of Ethics of Harris Associates, as amended December 3, 2021. [71]
(p)(18)	Code of Ethics of EARNEST, revised July 10, 2018.[59]
(p)(19)	Code of Ethics of AXA IM, revised as of January 3, 2022.[75]
(p)(20)	Code of Ethics of Diamond Hill, revised December 31, 2022.[75]
(p)(21)	Code of Ethics of ClearBridge.[42]
(p)(22)	Code of Ethics of Horizon, updated October 2020. [71]
(p)(23)	Revised Code of Ethics of 1832 Asset Management, revised September 2019.[60]
(p)(24)	Revised Code of Ethics of Westfield, revised May 13, 2022.[75]
(p)(25)	Code of Ethics of Post, revised November 2020. [71]
(p)(26)	Code of Ethics of DoubleLine, revised as of February 15, 2022.[75]
(p)(27)	Revised Code of Ethics of Goldman, revised August 29, 2019.[60]
(p)(28)	Code of Ethics of Loomis, revised as of May 25, 2022.[75]
(p)(29)	Code of Ethics of Federated, revised November 10, 2021. [71]
(p)(30)	Code of Ethics of Vaughan Nelson, revised September 9, 2022.[75]
(p)(31)	Code of Ethics of HS Management, revised January 13, 2020.[64]
(p)(32)	Revised Code of Ethics of Janus, revised November 11, 2022.[75]
(p)(33)	Code of Ethics of Polen, revised October 2022.[75]
(p)(34)	Code of Ethics of Barrow Hanley, revised March 1, 2022.[75]
(p)(35)	Code of Ethics of American Century, revised August 31, 2022.[75]
(p)(36)	Code of Ethics of FIAM, revised February 22, 2022.[75]
(p)(37)	Code of Ethics of Lazard.[56]
(p)(38)	Code of Ethics of GQG Partners, revised April 1, 2022.[75]
(p)(39)	Code of Ethics of Aristotle, revised January 19, 2021.[67]
(p)(40)	Code of Ethics of Brandywine, revised October 2020. (to be filed by subsequent amendment)
Other Exhibits:
Powers of Attorney. [74]

1.
Incorporated by reference to and/or previously filed with Registrant’s Registration Statement on Form N-1A filed on December 3, 1996 (File No. 333-17217).
2.
Incorporated by reference to and/or previously filed with Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on January 23, 1997 (File No. 333-17217).
3.
Incorporated by reference to and/or previously filed with Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed on April 7, 1997 (File No. 333-17217).
5.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A filed on April 3, 2002 (File No. 333-17217).
6.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A filed on February 7, 2003 (File No. 333-17217).
7.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A filed on February 10, 2004 (File No. 333-17217).

8.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A filed on October 15, 2004 (File No. 333-17217).
10.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A filed on April 7, 2005 (File No. 333-17217).
11.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A filed on August 24, 2005 (File No. 333-17217).
12.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A filed on April 5, 2006 (File No. 333-17217).
14.
Incorporated by reference to Post-Effective Amendment No. 51 to Registrant’s Registration Statement on Form N-1A filed on February 2, 2007 (File No. 333-17217).
15.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 (File No. 333-17217).
16.
Incorporated by reference to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A filed on October 4, 2007 (File No. 333-17217).
17.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on December 27, 2007 (File No. 333-17217).
20.
Incorporated by reference to Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2009 (File No. 333-17217).
21.
Incorporated by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A filed on March 16, 2009 (File No. 333-17217).
22.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2009 (File No. 333-17217).
24.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A filed on January 21, 2010 (File No. 333-17217).
26.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A filed on October 5, 2010 (File No. 333-17217).
27.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A filed on February 3, 2011 (File No. 333-17217).
28.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2011 (File No. 333-17217).
29.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed on August 16, 2011 (File No. 333-17217).
30.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A filed on August 17, 2011 (File No. 333-17217).
31.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A filed on January 13, 2012 (File No. 333-17217).
33.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 89 to the Registrant’s Registration Statement on Form N-1A filed on February 6, 2012 (File No. 333-17217).
34.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 91 to the Registrant’s Registration Statement on Form N-1A filed on April 25, 2012 (File No. 333-17217).
36.
Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 96 to the Registrant’s Registration Statement on Form N-1A filed on February 7, 2013 (File No. 333-17217).
38.
Incorporated by reference and/or previously filed with Post-Effective Amendment No. 100 to the Registrant’s Registration Statement filed on July 22, 2013 (File No. 333-17217).
39.
Incorporated by reference and/or previously filed with Post-Effective Amendment No. 101 to the Registrant’s Registration Statement filed on October 1, 2013 (File No. 333-17217).
40.
Incorporated by reference and/or previously filed with Post-Effective Amendment No. 103 to the Registrant’s Registration Statement filed on January 10, 2014 (File No. 333-17217).
42.
Incorporated by reference and/or previously filed with Post-Effective Amendment No. 106 to the Registrant’s Registration Statement filed on April 11, 2014 (File No. 333-17217).
43.
Incorporated by reference and/or previously filed with Post-Effective Amendment No. 108 to the Registrant’s Registration Statement filed on April 30, 2014 (File No. 333-17217).
44.
Incorporated by reference and/or previously filed with Post-Effective Amendment No. 112 to the Registrant’s Registration Statement filed on February 5, 2015 (File No. 333-17217).
45.
Incorporated by reference and/or previously filed with Post-Effective Amendment No. 113 to the Registrant’s Registration Statement filed on April 17, 2015 (File No. 333-17217).
46.
Incorporated by reference and/or previously filed with Post-Effective Amendment No. 114 to the Registrant’s Registration Statement filed on April 24, 2015 (File No. 333-17217).

47.
Incorporated by reference and/or previously filed with Post-Effective Amendment No. 118 to the Registrant’s Registration Statement filed on December 17, 2015 (File No. 333-17217).\
48.
Incorporated by reference and/or previously filed with Post-Effective Amendment No. 120 to the Registrant’s Registration Statement filed on February 11, 2016 (File No. 333-17217).
49.
Incorporated by reference and/or previously filed with Post-Effective Amendment No. 121 to the Registrant’s Registration Statement filed on April 25, 2016 (File No. 333-17217).
50.
Incorporated by reference and/or previously filed with Registrant’s Registration Statement on Form N-14 filed on January 17, 2017 (File No. 333-17217).
51.
Incorporated by reference and/or previously filed with Post-Effective Amendment No. 123 to the Registrant’s Registration Statement filed on January 31, 2017 (File No. 333-17217).
52.
Incorporated by reference and/or previously filed with Post-Effective Amendment No. 125 to the Registrant’s Registration Statement filed on April 28, 2017 (File No. 333-17217).
53.
Incorporated by reference and/or previously filed with Post-Effective Amendment No. 128 to the Registrant’s Registration Statement filed on October 27, 2017 (File No. 333-17217).
54.
Incorporated by reference and/or previously filed with Post-Effective Amendment No. 130 to the Registrant’s Registration Statement filed on January 26, 2018 (File No. 333-17217).
55.
Incorporated by reference and/or previously filed with Post-Effective Amendment No. 132 to the Registrant’s Registration Statement filed on April 26, 2018 (File No. 333-17217).
56.
Incorporated by reference and/or previously filed with Post-Effective Amendment No. 135 to the Registrant’s Registration Statement filed on July 31, 2018 (File No. 333-17217).
57.
Incorporated by reference and/or previously filed with Post-Effective Amendment No. 138 to the Registrant’s Registration Statement filed on December 20, 2018 (File No. 333-17217)
58.
Incorporated by reference and/or previously filed with Post-Effective Amendment No. 140 to the Registrant’s Registration Statement filed on February 8, 2019 (File No. 333-17217)
59.
Incorporated by reference and/or previously filed with Post-Effective Amendment No. 142 to the Registrant’s Registration Statement filed on April 26, 2019 (File No. 333-17217)
60.
Incorporated by reference and/or previously filed with Post-Effective Amendment No. 144 to the Registrant’s Registration Statement filed on February 7, 2020 (File No. 333-17217)
61.
Incorporated by reference and/or previously filed with Post-Effective Amendment No. 146 to the Registrant’s Registration Statement filed on April 28, 2020 (File No. 333-17217)
62.
Incorporated by reference and/or previously filed with Post-Effective Amendment No. 151 to the Registrant’s Registration Statement filed on February 5, 2021 (File No. 333-17217)
63.
Incorporated by reference and/or previously filed with Registrant’s Registration Statement on Form N-14 filed on March 12, 2021 (File No. 333-254202)
64.
Incorporated by reference and/or previously filed with Post-Effective Amendment No. 152 to the Registrant’s Registration Statement filed on April 2, 2021 (File No. 333-17217)
65.
Incorporated by reference and/or previously filed with Post-Effective Amendment No. 154 to the Registrant’s Registration Statement on Form N-1A filed on April 29, 2021 (File No. 333-17217)
66.
Incorporated by reference and/or previously filed with Post-Effective Amendment No. 156 to the Registrant’s Registration Statement on Form N-1A filed on July 13, 2021 (File No. 333-17217)
67.
Incorporated by reference and/or previously filed with Post-Effective Amendment No. 157 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2021 (File No. 333-17217)
68.
Incorporated by reference and/or previously filed with Post-Effective Amendment No. 159 to the Registrant’s Registration Statement on Form N-1A filed on December 9, 2021 (File No. 333-17217)
69.
Incorporated by reference and/or previously filed with Post-Effective Amendment No. 160 to the Registrant’s Registration Statement on Form N-1A filed on February 7, 2022 (File No. 333-17217)
70
Incorporated by reference and/or previously filed with Post-Effective Amendment No. 161 to the Registrant’s Registration Statement on Form N-1A filed on April 1, 2022 (File No. 333-17217)
71
Incorporated by reference and/or previously filed with Post-Effective Amendment No. 162 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2022 (File No. 333-17217)
72
Incorporated by reference and/or previously filed with Registrant’s Registration Statement on Form N-14 filed on November 17, 2022 (File No. 333-265918)
73
Incorporated by reference and/or previously filed with Post-Effective Amendment No. 164 to the Registrant’s Registration Statement on Form N-1A filed on February 6, 2023 (File No. 333-17217)
74
Incorporated by reference and/or previously filed with Post-Effective Amendment No. 166 to the Registrant's Registration Statement on Form N-1A filed on March 29, 2023. (File No. 333-17217)

75
Incorporated by reference and/or previously filed with Post-Effective Amendment No. 168 to the Registrant's Registration Statement on Form N-1A filed on April 26, 2023. (File No. 333-17217)
Item 29.  Persons Controlled by or Under Common Control with the Trust
Equitable Financial Life Insurance Company (“Equitable”) controls the Trust by virtue of its ownership of a substantial majority of the Trust’s shares. All shareholders of the Trust are required to solicit instructions from their respective contract owners as to certain matters, if applicable. The Trust may in the future offer its shares to insurance companies affiliated and unaffiliated with Equitable, to the Equitable 401(k) Plan, to other tax-qualified retirement plans, to other series of the Trust and to series of EQ Premier VIP Trust, a separate registered investment company managed by EIM, and to other investors eligible under applicable tax regulations.
Equitable is a New York stock life insurance corporation and is a wholly owned subsidiary of Equitable Holdings, Inc. (“EQH”). EQH is a publicly-owned company. EIM is a wholly owned subsidiary of Equitable.
Item 30.  Indemnification
Registrant’s Third Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”) states:
Article VII, Section 2 of the Declaration of Trust of EQ Advisors Trust (“Trust”) states, in relevant part, that a “Trustee or officer of the Trust, when acting in such capacity, shall not be personally liable to any Person, other than to the Trust, a Series or a Shareholder to the extent expressly provided in this Article VII. No person who is or has been a Trustee or officer of the Trust shall be liable to the Trust, or a Series or a Shareholder for any action or failure to act or for any other reason except solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office of Trustee or officer as described herein, and shall not be liable for errors of judgment or mistakes of fact or law. A Trustee or officer of the Trust shall not be responsible or liable in any event for any neglect or wrongdoing of any person, including any other Trustee, officer, agent, employee, Manager, or Principal Underwriter of the Trust or any Series.” Article VII, Section 4 of the Trust’s Declaration of Trust states, in relevant part, that the “Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer, employee, or agent of the Trust in connection with any claim, action, suit, or proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee of the Trust.” Article VII, Section 5 of the Trust’s Declaration of Trust further states:

(a) Subject to the exceptions and limitations contained in subsection (b) below:
(i) every person who is, or has been, a Trustee or an officer or employee of the Trust, or is or was serving at the request of the Trust as a trustee, director, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust and each Series to the maximum extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof.
(b) To the extent required under the 1940 Act, but only to such extent, no indemnification shall be provided hereunder to a Covered Person:
(i)  who shall have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust, a Series or any Shareholder by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office as described herein; or
(ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office as described herein: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).
(c)  The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.
Registrant’s Amended and Restated Investment Advisory Agreement states:
Limitations on Liability. The Adviser will exercise its best judgment in rendering its services to the Trust, and the Trust agrees, as an inducement to the Adviser’s undertaking to do so, that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence, reckless disregard of its duties or its failure to exercise due care in rendering its services to the Trust as specified in this Agreement.
Registrant’s Investment Sub-Advisory Agreements generally state:
6. LIABILITY AND INDEMNIFICATION
A. Except as may otherwise be provided by the Investment Company Act or any other federal securities law (whose provisions may not be waived or altered by contract), the Sub-Adviser shall not be liable for any losses, claims, damages, liabilities or litigation (including reasonable attorneys fees) incurred or suffered by the Portfolio(s), the Trust or the Adviser as a result of any error of judgment, mistake of law, or other action or omission by the Sub-Adviser; provided, however, that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Sub-Adviser for, and the Sub-Adviser shall indemnify and hold harmless the Adviser and the Trust, all affiliated persons thereof (as defined in Section 2(a)(3) of the Investment Company Act) and all controlling persons thereof (as described in Section 15 of the Securities Act) (collectively, “Adviser Indemnitees”) against, any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Adviser Indemnitees may become subject under the Securities Act, the Investment Company Act, the Advisers Act or any other statute, or at common law or otherwise, arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Sub-Adviser in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus, proxy materials, reports, advertisements, sales literature or other materials pertaining to the Portfolio(s), the Trust or the Adviser, or the omission to state therein a material fact known to the Sub-Adviser which was required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished to the Adviser or the Trust by the Sub-Adviser Indemnitees (as defined below) for use therein.
B. Except as may otherwise be provided by the Investment Company Act or any other federal securities law (whose provisions may not be waived or altered by contract), the Adviser shall not be liable for any losses, claims, damages, liabilities or litigation (including reasonable attorneys fees) incurred or suffered by the Sub-Adviser as a result of any error of judgment, mistake of law, or other action or omission by the Adviser; provided, however, that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Adviser for, and the Adviser shall indemnify and hold harmless the Sub-Adviser, all affiliated persons thereof (as defined in Section 2(a)(3) of the Investment Company Act) and all controlling persons thereof (as described in Section 15 of the Securities Act) (collectively, “Sub-Adviser Indemnitees”) against, any and all losses, claims, damages, liabilities or litigation

(including reasonable legal and other expenses) to which any of the Sub-Adviser Indemnitees may become subject under the Securities Act, the Investment Company Act, the Advisers Act or any other statute, or at common law or otherwise, arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Adviser in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus, proxy materials, reports, advertisements, sales literature or other materials pertaining to the Portfolio(s), the Trust or the Adviser, or the omission to state therein a material fact known to the Adviser that was required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Adviser or the Trust by the Sub-Adviser Indemnitees.
Section 14 of the Registrant’s Distribution Agreements states:
The Trust shall indemnify and hold harmless [the Distributor] from any and all losses, claims, damages or liabilities (or actions in respect thereof) to which [the Distributor] may be subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or result from negligent, improper, fraudulent or unauthorized acts or omissions by the Trust or its officers, trustees, agents or representatives, other than acts or omissions caused directly or indirectly by [the Distributor].
[The Distributor] will indemnify and hold harmless the Trust, its officers, trustees, agents and representatives against any losses, claims, damages or liabilities, to which the Trust, its officers, trustees, agents and representatives may become subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any untrue statement or alleged untrue statement of any material fact contained in the Trust Prospectus and/or SAI or any supplements thereto; (ii) the omission or alleged omission to state any material fact required to be stated in the Trust Prospectus and/or SAI or any supplements thereto or necessary to make the statements therein not misleading; or (iii) other misconduct or negligence of [the Distributor] in its capacity as a principal underwriter of the Trust’s Class [IA, IB and/or K] shares and will reimburse the Trust, its officers, Trustees, agents and representatives for any legal or other expenses reasonably incurred by any of them in connection with investigating or defending against such loss, claim, damage, liability or action; provided, however, that [the Distributor] shall not be liable in any such instance to the extent that any such loss, claim, damage or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Trust Prospectus and/or SAI or any supplement in good faith reliance upon and in conformity with written information furnished by the Preparing Parties specifically for use in the preparation of the Trust Prospectus and/or SAI.
Section 6 of the Registrant’s Mutual Funds Service Agreement states:
(a)  Administrator shall not be liable for any error of judgment or mistake of law or for any loss or expense suffered by the Trust, in connection with the matters to which this Agreement relates, except for a loss or expense caused by or resulting from or attributable to willful misfeasance, bad faith or gross negligence on Administrator’s part (or on the part of any third party to whom Administrator has delegated any of its duties and obligations pursuant to Section 4(c) hereunder) in the performance of its (or such third party’s) duties or from reckless disregard by Administrator (or by such third party) of its obligations and duties under this Agreement (in the case of Administrator) or under an agreement with Administrator (in the case of such third party) or, subject to Section 10 below, Administrator’s (or such third party) refusal or failure to comply with the terms of this Agreement (in the case of Administrator) or an agreement with Administrator (in the case of such third party) or its breach of any representation or warranty under this Agreement (in the case of Administrator) or under an agreement with Administrator (in the case of such third party). In no event shall Administrator (or such third party) be liable for any indirect, incidental, special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits), even if Administrator (or such third party) has been advised of the likelihood of such loss or damage and regardless of the form of action.
(b) Except to the extent that Administrator may be held liable pursuant to Section 6(a) above, Administrator shall not be responsible for, and the Trust shall indemnify and hold Administrator harmless from and against, any and all losses, damages, costs, reasonable attorneys’ fees and expenses, payments, expenses and liabilities including, but not limited to, those arising out of or attributable to:
(i)  any and all actions of Administrator or its officers or agents required to be taken pursuant to this Agreement;
(ii) the reliance on or use by Administrator or its officers or agents of information, records, or documents which are received by Administrator or its officers or agents and furnished to it or them by or on behalf of the Trust, and which have been prepared or maintained by the Trust or any third party on behalf of the Trust;
(iii) the Trust’s refusal or failure to comply with the terms of this Agreement or the Trust’s lack of good faith, or its actions, or lack thereof, involving gross negligence or willful misfeasance;
(iv) the breach of any representation or warranty of the Trust hereunder;
(v) the reliance on or the carrying out by Administrator or its officers or agents of any proper instructions reasonably believed to be duly authorized, or requests of the Trust;

(vi) any delays, inaccuracies, errors in or omissions from information or data provided to Administrator by data services, including data services providing information in connection with any third-party computer system licensed to Administrator, and by any corporate action services, pricing services or securities brokers and dealers;
(vii) the offer or sale of shares by the Trust in violation of any requirement under the Federal securities laws or regulations or the securities laws or regulations of any state, or in violation of any stop order or other determination or ruling by any Federal agency or any state agency with respect to the offer or sale of such shares in such state (1) resulting from activities, actions, or omissions by the Trust or its other service providers and agents, or (2) existing or arising out of activities, actions or omissions by or on behalf of the Trust prior to the effective date of this Agreement;
(viii) any failure of the Trust’s Registration Statement to comply with the 1933 Act and the 1940 Act (including the rules and regulations thereunder) and any other applicable laws, or any untrue statement of a material fact or omission of a material fact necessary to make any statement therein not misleading in a Trust’s prospectus;
(ix) except as provided for in Schedule B.III., the actions taken by the Trust, its Adviser, its investment sub-advisers, and its distributor in compliance with applicable securities, tax, commodities and other laws, rules and regulations, or the failure to so comply; and
(x)  all actions, inactions, omissions, or errors caused by third parties to whom Administrator or the Trust has assigned any rights and/or delegated any duties under this Agreement at the specific request of or as required by the Trust, its Fund, investment sub-advisers, or Trust distributors. The Trust shall not be liable for any indirect, incidental, special or consequential losses or damages of any kind whatsoever (including, but not limited to, lost profits) even if the Trust has been advised of the likelihood of such loss or damage and regardless of the form of action, except when the Trust is required to indemnify Administrator pursuant to this Agreement.
(c)  In connection with the termination of the Prior Mutual Funds Service Agreement, Administrator hereby assumes any obligation of EFIM to indemnify the Trust under Section 6(a) of the Prior Mutual Funds Service Agreement.
(d) Until such time as Administrator becomes the investment adviser to the Trust, EQ Premier VIP Trust and 1290 Funds, in connection with the indemnity provided to the Trust by the Administrator pursuant to Sections 6(a) and 6(c) hereof, and solely in the event that Administrator fails to pay any indemnity properly due and owing to the Trust after the passage of a reasonable amount of time after the Trust’s written demand upon Administrator in accordance with Section 9 hereof, upon a written demand upon EIM pursuant to Section 9 hereof setting forth in detail the basis for an indemnity being required of EIM, EIM shall reimburse the Trust for any shortfall properly due and owing to the Trust by Administrator.
Section 12(a)(iv) of the Registrant’s Global Custody Agreement states:
(A) Customer shall indemnify and hold Bank and its directors, officers, agents and employees (collectively the “Indemnitees”) harmless from and against any and all claims, liabilities, losses, damages, fines, penalties, and expenses, including out-of-pocket and incidental expenses and legal fees (“Losses”) that may be incurred by, or asserted against, the Indemnitees or any of them for following any instructions or other directions upon which Bank is authorized to rely pursuant to the terms of this Agreement. (B) In addition to and not in limitation of the preceding subparagraph, Customer shall also indemnify and hold the Indemnitees and each of them harmless from and against any and all Losses that may be incurred by, or asserted against, the Indemnitees or any of them in connection with or arising out of Bank’s performance under this Agreement, provided the Indemnitees have not acted with negligence or engaged in willful misconduct. (C) In performing its obligations hereunder, Bank may rely on the genuineness of any document which it reasonably believes in good faith to have been validly executed.
Article VIII of the Registrant’s Participation Agreement states:
8.1(a). Equitable Financial Life Insurance Company (for the purposes of this Article, “Equitable”) agrees to indemnify and hold harmless the Trust, each member of the Board, the Distributors, and the directors and officers and each person, if any, who controls any such person within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.1) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of Equitable), investigation of claims or litigation (including legal and other expenses), to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Trust’s shares or the Equitable Contracts or interests in the Accounts and:
(i)  arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in the registration statement, prospectus, or Statement of Additional Information for the Equitable Contracts or contained in the Equitable Contracts or sales literature for the Equitable Contracts (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to Equitable by or on behalf of the Trust for use in the registration statement, prospectus, or Statement of Additional Information for the Equitable Contracts or in the Equitable Contracts or sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Equitable Contracts or Trust shares; or
(ii) arise out of or as a result of statements or representations (other than statements or representations contained in the Registration Statement, prospectus or Statement of Additional Information, or sales literature of the Trust not supplied by Equitable or persons under its control) or wrongful conduct of Equitable or persons under its control, with respect to the sale or distribution of the Equitable Contracts or Trust shares; or
(iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a Registration Statement, prospectus, or Statement of Additional Information, or sales literature of the Trust or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such a statement or omission was made in reliance upon information furnished to the Trust by or on behalf of Equitable; or
(iv) arise as a result of any failure by Equitable to provide the services and furnish the materials required to be provided or furnished by it under the terms of this Agreement; or
(v)  arise out of or result from any material breach of any representation and/or warranty made by Equitable in this Agreement or arise out of or result from any other material breach of this Agreement by Equitable;
as limited by and in accordance with the provisions of Sections 8.1(b) and 8.1(c) hereof…
8.2(a). Each of the Distributors agrees to indemnify and hold harmless Equitable, and the Trust and each of their directors and officers and each person, if any, who controls Equitable within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.2) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Distributors), investigation of claims or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Trust’s shares or the Equitable Contracts or interests in the Accounts and:
(i)  arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the Registration Statement, prospectus or Statement of Additional Information, or sales literature of the Trust (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Distributors or Trust by or on behalf of Equitable for use in the Registration Statement, prospectus, or Statement of Additional Information for the Trust, or in sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Equitable Contracts or Trust shares; or
(ii) arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus or Statement of Additional Information, or sales literature for the Equitable Contracts not supplied by the Distributors or persons under their control) or wrongful conduct of the Distributors or persons under their control, with respect to the sale or distribution of the Equitable Contracts or Trust shares; or
(iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement, prospectus, or Statement of Additional Information or sales literature covering the Equitable Contracts, or any amendment thereof or supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading, if such statement or omission was made in reliance upon information furnished to Equitable by or on behalf of the Distributors or the Trust; or
(iv) arise as a result of any failure by the Distributors or the Trust to provide the services and furnish the materials required to be provided or furnished by the Distributors or the Trust under the terms of this Agreement (including a failure, whether unintentional or in good faith or otherwise, to comply with the diversification or other qualification requirements specified in Article VI of this Agreement); or
(v)  arise out of or result from any material breach of any representation and/or warranty made by the Distributors in this Agreement or arise out of or result from any other material breach of this Agreement by the Distributors;
as limited by and in accordance with the provisions of Sections 8.2(b) and 8.2(c) hereof…
8.3(a) The Trust agrees to indemnify and hold harmless Equitable and each of its directors and officers and each person, if any, who controls Equitable within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.3) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Trust), investigation of claims or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements result from the gross negligence, bad faith or willful misconduct of the Board or any member thereof, are related to the operations of the Trust and:
(i) arise as a result of any failure by the Trust to provide the services and furnish the materials required to be provided or furnished by it under the terms of this Agreement (including a failure to comply with the diversification and other qualification requirements specified in … this Agreement); or
(ii) arise out of or result from any material breach of any representation and/or warranty made by the Trust in this Agreement or arise out of or result from any other material breach of this Agreement by the Trust;
as limited by and in accordance with the provisions of Sections 8.3(b) and 8.3(c) hereof…
Article VII of the Registrant’s Second Amended and Restated Retirement Plan Participation Agreement states:
7.1. Indemnification By the Plan. Except as provided to the contrary in Section 7.4 or 7.5 hereof, Equitable and the Plan shall jointly and severally indemnify and hold harmless the Trust, each member of the Board, the Distributor, the trustees, directors and officers thereof and each person, if any, who controls any such person within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 7.1) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of Equitable and the Plan), investigation of claims or litigation (including legal and other expenses), to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to, arise out of or are based upon:
(i)  the failure (intentional or otherwise) of the Plan at any time to be or to continue to be a Qualified Plan…;
(ii) the sale or acquisition of the Class K shares of the Designated Portfolios and (1) arise out of or are based upon any untrue statements or alleged untrue statements of any material fact made by Equitable or the Plan or any person under its control or the omission or the alleged omission to state a material fact required to be stated or necessary to make such statements not misleading, unless such statement or omission or alleged statement or omission was made in reliance upon and in conformity with information furnished by the Trust or the Distributor to Equitable or the Plan for use in connection with the sale or distribution of Class K shares of the Designated Portfolios; or (2) arise out of or as a result of warranties or representations (other than warranties or representations contained in a Registration Statement, any SEC Disclosure Materials or sales literature of the Trust not supplied by the Plan or persons under its control) or wrongful conduct of Equitable or the Plan or any of such, with respect to the sale or distribution of Class K shares of the Designated Portfolios; or (3) arise out of any untrue statement or alleged untrue statement of a material fact contained in a Registration Statement, any SEC Disclosure Materials or sales literature of the Trust or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, but only if such a statement or omission was made in reliance upon information furnished to the Trust or the Distributor by Equitable or the Plan or persons under their control; or
(iii) arise as a result of any failure by the Plan to provide the services or furnish the materials required to be provided or furnished by it under the terms of this Agreement; or
(iv) arise out of or result from any material breach of any representation and/or warranty made by Equitable or the Plan in this Agreement or arise out of or result from any other material breach of this Agreement by Equitable or the Plan.
7.2. Indemnification by the Distributor. Except as provided to the contrary in Section 7.4 or 7.5 hereof, the Distributor shall indemnify and hold harmless the Plan, its trustees, the Trust, the Board and their officers and each person, if any, who controls the Plan within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 7.2) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Distributor), investigation of claims or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to, arise out of or are based upon
(i) the sale or acquisition of Class K shares of the Designated Portfolios by the Plan and (1) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in a Registration Statement, any SEC Disclosure Materials or sales literature of the Trust or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, but only if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished by the Distributor to the Trust for use in a Registration Statement, any SEC Disclosure Materials or sales literature of the Trust or otherwise for use in connection with the sale or acquisition of Class K shares of the Delegated Portfolios by the Plan; or (2) arise out of any untrue statement or alleged untrue statement of a material fact contained in a Registration Statement, any SEC Disclosure Materials or sales literature of the Trust or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading, but only if such statement or omission was made in reliance upon information furnished to the Plan or the Trust by the Distributor; or
(ii) any failure by the Distributor to provide the services and furnish the materials required to be provided or furnished by the Distributor under the terms of this Agreement; or
(iii) arise out of or result from any material breach of any representation and/or warranty made by the Distributor in this Agreement or arise out of or result from any other material breach of this Agreement by the Distributor.
7.3. Indemnification by the Trust. Except as provided to the contrary in Section 7.4 or 7.5 hereof, the Trust shall indemnify and hold harmless the Plan and each of its trustees and officers, the Distributor, the directors and officers thereof and each person, if any, who controls any such person within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 7.3) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Trust), investigation of claims or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements result from the gross negligence, bad faith or willful misconduct of the Board or any member thereof, are related to, arise out of or are based upon:
(i) any failure by the Trust to provide the services and furnish the materials required to be provided or furnished by it under the terms of this Agreement (including a failure to comply with the diversification and other qualification requirements specified in this Agreement); or
(ii) arise out of or result from any material breach of any representation and/or warranty made by the Trust in this Agreement or arise out of or result from any other material breach of this Agreement by the Trust
UNDERTAKING
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31.  Business and Other Connections of the Adviser and Sub-Advisers
EIM is a registered investment adviser and serves as investment adviser for all portfolios of the Registrant. The descriptions of EIM and each of the sub-advisers, as applicable, under the caption “Management of the Trust—The Adviser” or “About the Investment Portfolios” in the Prospectuses and under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Parts A and B, respectively, of the Trust’s Registration Statement are incorporated herein by reference.
The information as to the directors and officers of EIM is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-72220) and is incorporated herein by reference.
EIM, with the approval of the Registrant’s Board of Trustees, selects sub-advisers for certain portfolios of the Registrant. The following companies, all of which are registered investment advisers, serve as sub-advisers for such portfolios.
The information as to the directors and officers of MFS is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-17352) and is incorporated herein by reference.
The information as to the directors and officers of MSIM is set forth in Morgan Stanley Dean Witter Investment Management Inc.’s Form ADV filed with the Securities and Exchange Commission (File No. 801-15757) and is incorporated herein by reference.
The information as to the directors and officers of J. P. Morgan is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-21011) and is incorporated herein by reference.
The information as to the directors and officers of AllianceBernstein is set forth in its Form ADV filed with the Securities and Exchange

Commission (File No. 801-56720) and is incorporated herein by reference.
The information as to the directors and officers of Capital International is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-60145) and is incorporated herein by reference.
The information as to the directors and officers of GAMCO is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-14132) and is incorporated herein by reference.
The information as to the directors and officers of GQG Partners is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-107734) and is incorporated herein by reference.
The information as to the directors and officers of Wellington is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-15908) and is incorporated herein by reference.
The information as to the directors and officers of PIMCO is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-48187) and is incorporated herein by reference.
The information as to the directors and officers of Lord Abbett is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-6997) and is incorporated herein by reference.
The information as to the directors and officers of BNY Mellon is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-8147) and is incorporated herein by reference.
The information as to the directors and officers of Franklin Mutual is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-53068) and is incorporated herein by reference.
The information as to the directors and officers of Franklin Advisers is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-26292) and is incorporated herein by reference.
The information as to the directors and officers of BlackRock Investment is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56972) and is incorporated herein by reference.
The information as to the directors and officers of T. Rowe Price is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-856) and is incorporated herein by reference.
The information as to the directors and officers of SSgA FM is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-60103) and is incorporated herein by reference.
The information as to the directors and officers of Invesco is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-33949) and is incorporated herein by reference.
The information as to the directors and officers of EARNEST is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56189) and is incorporated herein by reference.
The information as to the directors and officers of AXA IM is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-60374) and is incorporated herein by reference.
The information as to the directors and officers of Diamond Hill is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-32176) and is incorporated herein by reference.
The information as to the directors and officers of BlackRock Financial is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-48433) and is incorporated herein by reference.
The information as to the directors and officers of ClearBridge is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-64710) and is incorporated herein by reference.
The information as to the directors and officers of Horizon Kinetics is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-47515) and is incorporated herein by reference.
The information as to the directors and officers of 1832 Asset Management is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-61257) and is incorporated herein by reference.
The information as to the directors and officers of Westfield is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-69413) and is incorporated herein by reference.

The information as to the directors and officers of Post is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-57939) and is incorporated herein by reference.
The information as to the directors and officers of DoubleLine is set forth in its Form ADV filed with the Securities and Exchange Commission (File Nos. 801-70942 and 801-77611, respectively) and is incorporated herein by reference.
The information as to the directors and officers of Goldman is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-37591) and is incorporated herein by reference.
The information as to the directors and officers of Loomis is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-170) and is incorporated herein by reference.
The information as to the directors and officers of Federated is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-62500) and is incorporated herein by reference.
The information as to the directors and officers of Vaughan Nelson is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-51795) and is incorporated herein by reference.
The information as to the directors and officers of HS Management is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-68501) and is incorporated herein by reference.
The information as to the directors and officers of Polen is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-15180) and is incorporated herein by reference.
The information as to the directors and officers of Janus is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-13991) and is incorporated herein by reference.
The information as to the directors and officers of Barrow Hanley is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-31237) and is incorporated herein by reference.
The information as to the directors and officers of American Century is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-08174) and is incorporated herein by reference.
The information as to the directors and officers of FIAM is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-63658) and is incorporated herein by reference.
The information as to the directors and officers of Lazard is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-61701) and is incorporated herein by reference.
The information as to the directors and officers of Harris Associates is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-50333) and is incorporated herein by reference.
The information as to the directors and officers of Aristotle is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-60014) and is incorporated herein by reference.
The information as to the directors and officers of Brandywine is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-27797) and is incorporated herein by reference.
Item 32.  Principal Underwriter.
(a) Equitable Distributors is the principal underwriter of the Trust’s shares. Equitable Distributors also serves as a principal underwriter for EQ Premier VIP Trust and Separate Account No. 49 of Equitable.
(b) Set forth below is certain information regarding the directors and officers of Equitable Distributors, the principal underwriter of the Trust’s shares. The business address of each person listed below is 1290 Avenue of the Americas, New York, New York 10104.
Equitable Distributors, LLC
Name	Positions and Offices with Equitable Distributors, Inc.	Positions and Offices with the Trust
Directors
Jessica Baehr	Director	None
Nicholas B. Lane	Director	None
Hector Martinez	Director	None
Stephen Scanlon	Director	None

Equitable Distributors, LLC
Name	Positions and Offices with Equitable Distributors, Inc.	Positions and Offices with the Trust
Officers
Nicholas B. Lane	Chairman of the Board, President and Chief Executive Officer	None
Jessica Baehr	Executive Vice President and Head of Group Retirement	None
Hector Martinez	Executive Vice President and Head of Life Business	None
Stephen Scanlon	Executive Vice President and Head of Individual Retirement	None
Eric Brown	Senior Vice President	None
James Crimmins	Senior Vice President	None
James Daniello	Senior Vice President	None
Richard Frink	Senior Vice President	None
Patrick Ferris	Senior Vice President	None
Brett Ford	Senior Vice President	None
Michael B. Healey	Senior Vice President	None
Bernard Heffernon	Senior Vice President	None
David Kahal	Senior Vice President	None
Fred Makonnen	Senior Vice President	None
Prabha (“Mary”) Ng	Senior Vice President and Chief Information Security Officer	None
Matthew Schirripa	Senior Vice President	None
David Veale	Senior Vice President	None
Alfred Ayensu-Ghartey	Vice President and General Counsel	None
Alfred D’Urso	Vice President and Chief Compliance Officer	None
Michael J. Gass	Vice President	None
Timothy Jaeger	Vice President	None
Laird Johnson	Vice President	None
Gina Jones	Vice President and Financial Crime Officer	None
Jeremy Kachejian	Vice President	None
Kathie Gopie	Vice President	None
Candace Scappator	Vice President, Chief Financial Officer, Principal Financial Officer and Principal Operations Officer	None
Samuel Schwartz	Vice President	None
Greg Seavey	Vice President	None
Jon Zales	Senior Vice President	None
Yun (“Julia”) Zhang	Senior Vice President and Treasurer	None
Enrico Mossa	Assistant Vice President	None
James C. Pazareskis	Assistant Vice President	None
Caitlin Schirripa	Assistant Vice President	None
Francesca Divone	Secretary	None
Michael Brudoley	Assistant Secretary	None
Christine Medy	Assistant Secretary	None
Michael Cole	Assistant Treasurer	None
(c) Inapplicable.
Item 33.  Location of Accounts and Records
Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant’s Custodian:
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10007
(b)  With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of the Registrant’s Adviser, Administrator or Sub-Administrator:
Equitable Investment Management Group, LLC*
Equitable Investment Management, LLC
1290 Avenue of the Americas
New York, NY 10104
J.P. Morgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s Adviser or Sub-Advisers:
Equitable Investment Management Group, LLC*
1290 Avenue of the Americas
New York, NY 10104
AllianceBernstein, L.P.
1345 Avenue of the Americas
New York, NY 10105
American Century Investment Management, Inc.
4500 Main Street
Kansas City, MO 64111
AXA Investment Managers US Inc.
One Fawcett Place
Greenwich, CT 06830
Barrow, Hanley, Mewhinney & Strauss, LLC
2200 Ross Avenue, 31st Flr.
Dallas, TX 75201-2761
BlackRock Financial Management, Inc.
40 East 52nd Street
New York, NY 10022
BlackRock Investment Management LLC
P.O. Box 9011
Princeton, NJ 08543-9011
BNY Mellon Investment Adviser, Inc.
200 Park Avenue
New York, NY 10166
Brandywine Global Investment Management, LLC
1735 Market Street, Suite 1800
Philadelphia, PA 19103
Capital International, Inc.
11100 Santa Monica Boulevard
17th Floor
Los Angeles, CA 90025
ClearBridge Advisors LLC
620 Eighth Avenue
New York, NY 10018
Diamond Hill Capital Management, Inc.
325 John H. McConnell Blvd., Suite 200
Columbus, OH 43215
DoubleLine Capital LP
333 South Grand Avenue, 18th Flr.
Los Angeles, CA 90071
EARNEST Partners, LLC
1180 Peachtree Street, NE
Atlanta, GA, 30309
FIAM LLC
900 Salem Street
Smithfield, RI 02917
Federated Global Investment Corp.
101 Park Avenue, Suite 4100
New York, NY 10178-0002
Franklin Advisers, Inc.
One Franklin Parkway
San Mateo, CA 94403-1906
Franklin Mutual Advisers, LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078
GAMCO Asset Management Inc.
One Corporate Center
Rye, NY 10580
Goldman Sachs Asset Management, L.P.
200 West Street
New York, NY 10282
Harris Associates LP
111 S. Wacker Drive, Suite 4600
Chicago, IL 60606
Horizon Kinetics Asset Management, LLC
470 Park Avenue South
New York, NY 10016

HS Management Partners, LLC
640 Fifth Avenue,
New York, NY 10019
Invesco Advisers, Inc.
1555 Peachtree Street, N.E.
Atlanta, GA 30309
Janus Capital Management LLC
151 Detroit Street,
Denver, Colorado
80206-4805
JPMorgan Investment Management Inc.
522 Fifth Avenue
New York, NY 10036
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, NY 10112
Loomis, Sayles & Company, L.P.
One Financial Center
Boston, Massachusetts 02111
Lord Abbett & Co. LLC
90 Hudson Street
Jersey City, NJ 07302
MFS Investment Management
111 Huntington Avenue
Boston, MA 02199
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, NY 10020
Pacific Investment Management Company, LLC
840 Newport Center Drive
Newport Beach, CA 92660
Polen Capital Management
1825 NW Corporate Boulevard, Suite 300,
Boca Raton, FL 33431
Post Advisory Group, LLC
11755 Wilshire Boulevard
Suite, 1400
Los Angeles, CA 90025
SSgA Funds Management
One Lincoln Street
Boston, MA 02111
T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202
1832 Asset Management U.S. Inc.
1 Adelaide Street East
Toronto, Ontario
Canada M5C2V9
Vaughan Nelson Investment Management, LP
600 Travis, Suite 6300
Houston, TX 77002-3071
Wellington Management Company LLP
75 State Street
Boston, MA 02109
Westfield Capital Management Company
One Financial Center
Boston, MA 02111
GQG Partners, LLC
450 East Las Olas Boulevard
Suite 750
Fort Lauderdale, FL 33301
Aristotle Capital Management, LLC
11100 Santa Monica Blvd.
Suite 1700
Los Angeles, CA 90025
*
Equitable Investment Management Group, LLC may maintain certain books and records at the offices of its parent, Equitable Financial Life Insurance Company, at 1290 Avenue of the Americas, New York, NY 10104 and at offsite storage facilities, including: Access Storage locations, 2010 Route 57 West, Franklin, NJ 07882; 2067 Route 57 East, Franklin Twp, NJ 07882; 180 Moody Road, Enfield, CT 06082; 199 South Street, West Pittson, PA 18643; 2 Lakeside Drive, Delano, PA 18220; and 100 Ernie Preate Drive, Moosic, PA 18507.
Item 34.  Management Services
None.
Item 35.  Undertakings
Inapplicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 170 to its Registration Statement on Form N-1A (“Post-Effective Amendment”) meets all of the requirements for effectiveness under Rule 485(b) under the 1933 Act and that the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on July 17, 2023.
EQ ADVISORS TRUST
By:	/s/ Steven M. Joenk
Name:	Steven M. Joenk
Title:	Trustee and Chief Executive Officer
Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ Steven M. Joenk	Trustee and Chief Executive Officer	July 17, 2023
Steven M. Joenk
/s/ Gary S. Schpero*	Trustee and Chairman of the Board	July 17, 2023
Gary S. Schpero
/s/ Donald E. Foley*	Trustee	July 17, 2023
Donald E. Foley
/s/ H. Thomas McMeekin*	Trustee	July 17, 2023
H. Thomas McMeekin
/s/ Thomas W. Brock*	Trustee	July 17, 2023
Thomas W. Brock
/s/ Mark A. Barnard*	Trustee	July 17, 2023
Mark A. Barnard
/s/ Michael Clement*	Trustee	July 17, 2023
Michael Clement
/s/ Kathleen Stephansen*	Trustee	July 17, 2023
Kathleen Stephansen
/s/ Patricia M. Haverland*	Trustee	July 17, 2023
Patricia M. Haverland
/s/ Jeffery S. Perry*	Trustee	July 17, 2023
Jeffery S. Perry
/s/ Brian Walsh*	Treasurer and Chief Financial Officer (Chief Accounting Officer)	July 17, 2023
Brian Walsh

* By:	/s/ Steven M. Joenk
Steven M. Joenk (Attorney-in-Fact)